N-4	Apr. 18, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 18, 2023
Amendment Flag	false
Lincoln Investor Advantage Advisory
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.	•N/A
Transaction Charges	There are no sales charges associated with the Contract.	•N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.12%[1]	0.12%[1]
	Investment options (fund fees and expenses)	0.48%[1]	5.00%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	1.70%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $726	Highest Annual Cost: $7,548
Assumes:	Assumes:

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.	•N/A

Transaction Charges [Text Block]
Transaction Charges	There are no sales charges associated with the Contract.	•N/A

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.12%[1]	0.12%[1]
	Investment options (fund fees and expenses)	0.48%[1]	5.00%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	1.70%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $726	Highest Annual Cost: $7,548
Assumes:	Assumes:

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.12%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.12%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.00%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	1.70%
Optional Benefits Footnotes [Text Block]	2 As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjustedfor withdrawals).
Lowest and Highest Annual Cost [Table Text Block]
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $726	Highest Annual Cost: $7,548
Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 726
Highest Annual Cost [Dollars]	$ 7,548
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral and long-term income also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Earnings Optimizer Death Benefit
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-
454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks

Investment Restrictions [Text Block]	•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
Optional Benefit Restrictions [Text Block]	•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•You are required to have a certain level of Contract Value for new elections of i4LIFE®Advantage.•We may modify or stop offering an optional benefit that is currently available at any time.•If you elect the Earnings Optimizer Death Benefit, you may be limited in the amount of Purchase Payments that you can make (and when).•If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. For more details, see Advisory Fee Withdrawals.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Exchanges [Text Block]	You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The following table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$50

Base Contract Expense (as a percentage of average Account Value in the Subaccounts):
Account Value Death Benefit[2]	0.10%

Optional Benefit Expenses
Earnings Optimizer Death Benefit Charge[2,3]
Guaranteed Maximum Annual Charge
Age at Issue – 1 – 69	1.40%
Age at Issue – 70 – 75	1.70%
Current Annual Charge
Age at Issue – 1 – 69	0.40%
Age at Issue – 70 – 75	0.70%
i4LIFE® Advantage:[4]
Current Charge	0.40%
[1]During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).[2]The product charge is comprised of a mortality and expense risk charge of 0.10% and an administrative charge of 0.00% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.10%.[3]We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.[4]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.  The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	5.00%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	2.23%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	5.00%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	2.23%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	5.00%
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$8,680	$25,248	$40,796	$75,478

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. If you elect the Earnings Optimizer Death Benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits, which can limit the Contract’s upside participation in the markets. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit. Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $5 million or more. This amount includes total Purchase Payments for all versions of Lincoln Investor Advantage® contracts for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect the Earnings Optimizer Death Benefit, further restrictions apply to additional Purchase Payment. See The Contracts – Purchase Payments for complete details. Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals. Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	•0.10%	•Poor investment performance could significantly reduce the benefit. •Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
•May not be available in all states.
•You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
•The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Earnings Optimizer Death Benefit
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the current Contract Value
we approve the claim equal to the
Enhancement Rate multiplied by the lesser
of the contract earnings or earnings limit.
		•1.70%	•Investment Requirements apply. •Withdrawals could significantly reduce the benefit. •Poor investment performance could significantly reduce and limit potential increases to the contract earnings.
i4LIFE® Advantage	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.	•0.40% in addition to your base contract expense	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period. •Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Earnings Optimizer Death Benefit
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the current Contract Value
we approve the claim equal to the
Enhancement Rate multiplied by the lesser
of the contract earnings or earnings limit.
		•1.70%	•Investment Requirements apply. •Withdrawals could significantly reduce the benefit. •Poor investment performance could significantly reduce and limit potential increases to the contract earnings.
i4LIFE® Advantage	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.	•0.40% in addition to your base contract expense	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period. •Additional Purchase Payments may be subject to restrictions.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio) This fund is not available in contracts issued on or after May 24, 2021.	1.05%	-15.82%	3.62%	9.06%
Maximize total return.	ALPS Global Opportunity Portfolio - Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio)	2.23%[2]	-28.91%	3.32%	N/A
investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class III	1.30%[2]	17.32%	3.38%	N/A
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	-0.46%	7.70%	10.12%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	-13.66%	5.06%	7.87%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.77%[2]	-7.37%	3.83%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	0.91%[2]	-24.92%	6.80%	9.92%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.16%[2]	-29.69%	2.54%	6.58%
Growth of capital.	American Funds Growth Fund - Class 4	0.84%	-30.11%	10.86%	13.38%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4	0.78%	-16.71%	7.56%	11.28%
Long-term growth of capital.	American Funds International Fund - Class 4	1.03%	-21.02%	-1.29%	3.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.80%[2]	-10.16%	-0.11%	0.75%
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.07%[2]	-22.25%	2.07%	4.02%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.75%[2]	-8.69%	6.84%	11.08%
Capital Appreciation.	ClearBridge Variable Aggressive Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.07%	-26.59%	1.64%	8.22%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	-32.42%	7.11%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.00%	18.70%	7.37%	N/A
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.00%	-16.16%	-1.87%	0.43%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.93%[2]	-11.52%	0.98%	2.10%
Total return.	Delaware Ivy VIP Asset Strategy Portfolio - Class II3	0.87%[2]	-14.71%	4.32%	4.46%
Capital growth and appreciation.	Delaware Ivy VIP Energy Portfolio - Class II3	1.23%	50.42%	-1.66%	-0.39%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Portfolio - Class II3	0.92%	-11.12%	1.70%	3.56%
Growth of capital.	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II3	1.10%[2]	-30.78%	10.59%	11.39%
Growth of capital.	Delaware Ivy VIP Science and Technology Portfolio - Class II3	1.17%	-31.83%	8.53%	12.18%
Growth of capital.	Delaware Ivy VIP Small Cap Growth Portfolio - Class II3	1.14%[2]	-26.83%	4.38%	8.83%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B This fund is not available in contracts issued on or after May 24, 2021.	1.21%	-7.74%	2.50%	2.14%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.17%	-2.74%	1.93%	2.52%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 This fund is not available in contracts issued on or after May 24, 2021.	0.85%[2]	-14.04%	3.68%	5.53%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.92%	-11.52%	1.09%	2.20%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	-17.05%	3.13%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio – Class I This fund will be available on or about May 22, 2023. Please consult your financial professional.	1.20%	N/A	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	-19.38%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.20%[2]	-7.52%	3.50%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.20%	-12.20%	4.06%	6.75%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.81%	-5.59%	4.19%	5.40%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II advised by Legg Mason Partners Fund Advisor, LLC This fund is not available in contracts issued on or after May 24, 2021.	0.95%	-14.33%	3.31%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued on or after May 24, 2021.	1.04%	-7.47%	3.05%	6.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	1.00%[2]	-10.68%	9.92%	11.74%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 4	1.01%[2]	-10.11%	5.37%	8.98%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.19%[2]	-33.76%	6.96%	9.79%
Long-term capital appreciation.	Guggenheim VT Long Short Equity advised by Security Investors, LLC	1.78%	-14.39%	0.43%	3.74%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.67%[2]	-3.40%	2.25%	2.25%
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC This fund is not available in contracts issued on or after May 24, 2021.	1.17%	-15.71%	7.15%	10.34%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	-27.16%	-0.01%	3.99%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares This fund is not available in contracts issued on or after May 24, 2021.	1.13%[2]	-14.52%	1.94%	3.29%
Capital growth and income.	Invesco V.I. Comstock Fund - Series II Shares	1.00%	0.85%	7.76%	10.74%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.92%	-1.92%	5.97%	9.53%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after May 24, 2021.	0.57%	-12.06%	8.51%	11.69%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%	-7.71%	5.35%	8.13%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.12%	-16.04%	6.74%	10.60%
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.89%	-12.80%	1.01%	3.65%
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	-35.98%	8.23%	10.86%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.84%	-5.06%	0.92%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.92%[2]	-14.92%	4.04%	5.84%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.94%[2]	-15.96%	4.12%	6.39%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.85%[2]	-6.97%	0.34%	0.49%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.89%[2]	-2.53%	5.57%	6.99%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class	1.12%	N/A	N/A	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class[3]	1.04%[2]	-11.66%	1.78%	2.93%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class[3] This fund is not available in contracts issued on or after May 24, 2021.	0.96%[2]	-11.43%	2.61%	5.13%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class	0.87%[2]	-13.64%	0.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.01%	-11.38%	-1.47%	1.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.74%	-14.12%	7.84%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.86%[2]	-14.90%	6.46%	8.38%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	-19.74%	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.00%[2]	-18.88%	0.80%	3.48%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class (formerly JPMorgan Insurance Trust Core Bond Portfolio)	0.76%	-12.74%	-0.11%	0.83%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.98%	N/A	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.01%[2]	-9.39%	3.88%	6.44%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	1.01%	-19.56%	3.79%	9.29%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.92%	-18.89%	9.97%	12.93%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class	1.12%	-26.00%	N/A	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1.14%[2]	-18.22%	3.48%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-21.39%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class This fund will not be available in contracts issued on or after May 24, 2021.	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.62%[2]	-14.53%	1.24%	4.06%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid- sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class	0.60%[2]	-13.61%	6.07%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class	0.70%[2]	-32.89%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.05%[2]	-21.76%	N/A	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class	0.77%	-16.62%	-0.67%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Service Class	1.15%[2]	-23.75%	2.77%	7.56%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.13%[2]	-8.32%	3.94%	6.24%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class	1.64%[2]	-11.87%	3.12%	3.15%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	-15.99%	5.82%	7.86%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	1.01%	-4.67%	11.38%	13.07%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.86%	-13.81%	-0.51%	1.16%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB This fund will be available on or about May 22, 2023. Consult your financial professional.	1.07%[2]	-34.03%	5.71%	9.53%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB This fund will be available on or about May 22, 2023. Consult your financial professional.	0.91%	-22.91%	10.48%	13.48%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.19%[2]	-7.75%	-2.08%	1.36%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.87%[2]	-5.13%	-2.41%	-0.89%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Class S Shares	1.33%	8.12%	4.01%	0.11%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.95%[2]	-9.52%	0.93%	2.31%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such partiesmake any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.[5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio) This fund is not available in contracts issued on or after May 24, 2021.	1.05%	-15.82%	3.62%	9.06%
Maximize total return.	ALPS Global Opportunity Portfolio - Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio)	2.23%[2]	-28.91%	3.32%	N/A
investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class III	1.30%[2]	17.32%	3.38%	N/A
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	-0.46%	7.70%	10.12%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	-13.66%	5.06%	7.87%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.77%[2]	-7.37%	3.83%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	0.91%[2]	-24.92%	6.80%	9.92%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.16%[2]	-29.69%	2.54%	6.58%
Growth of capital.	American Funds Growth Fund - Class 4	0.84%	-30.11%	10.86%	13.38%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4	0.78%	-16.71%	7.56%	11.28%
Long-term growth of capital.	American Funds International Fund - Class 4	1.03%	-21.02%	-1.29%	3.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.80%[2]	-10.16%	-0.11%	0.75%
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.07%[2]	-22.25%	2.07%	4.02%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.75%[2]	-8.69%	6.84%	11.08%
Capital Appreciation.	ClearBridge Variable Aggressive Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.07%	-26.59%	1.64%	8.22%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	-32.42%	7.11%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.00%	18.70%	7.37%	N/A
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.00%	-16.16%	-1.87%	0.43%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.93%[2]	-11.52%	0.98%	2.10%
Total return.	Delaware Ivy VIP Asset Strategy Portfolio - Class II3	0.87%[2]	-14.71%	4.32%	4.46%
Capital growth and appreciation.	Delaware Ivy VIP Energy Portfolio - Class II3	1.23%	50.42%	-1.66%	-0.39%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Portfolio - Class II3	0.92%	-11.12%	1.70%	3.56%
Growth of capital.	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II3	1.10%[2]	-30.78%	10.59%	11.39%
Growth of capital.	Delaware Ivy VIP Science and Technology Portfolio - Class II3	1.17%	-31.83%	8.53%	12.18%
Growth of capital.	Delaware Ivy VIP Small Cap Growth Portfolio - Class II3	1.14%[2]	-26.83%	4.38%	8.83%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B This fund is not available in contracts issued on or after May 24, 2021.	1.21%	-7.74%	2.50%	2.14%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.17%	-2.74%	1.93%	2.52%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 This fund is not available in contracts issued on or after May 24, 2021.	0.85%[2]	-14.04%	3.68%	5.53%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.92%	-11.52%	1.09%	2.20%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	-17.05%	3.13%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio – Class I This fund will be available on or about May 22, 2023. Please consult your financial professional.	1.20%	N/A	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	-19.38%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.20%[2]	-7.52%	3.50%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.20%	-12.20%	4.06%	6.75%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.81%	-5.59%	4.19%	5.40%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II advised by Legg Mason Partners Fund Advisor, LLC This fund is not available in contracts issued on or after May 24, 2021.	0.95%	-14.33%	3.31%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued on or after May 24, 2021.	1.04%	-7.47%	3.05%	6.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	1.00%[2]	-10.68%	9.92%	11.74%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 4	1.01%[2]	-10.11%	5.37%	8.98%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.19%[2]	-33.76%	6.96%	9.79%
Long-term capital appreciation.	Guggenheim VT Long Short Equity advised by Security Investors, LLC	1.78%	-14.39%	0.43%	3.74%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.67%[2]	-3.40%	2.25%	2.25%
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC This fund is not available in contracts issued on or after May 24, 2021.	1.17%	-15.71%	7.15%	10.34%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	-27.16%	-0.01%	3.99%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares This fund is not available in contracts issued on or after May 24, 2021.	1.13%[2]	-14.52%	1.94%	3.29%
Capital growth and income.	Invesco V.I. Comstock Fund - Series II Shares	1.00%	0.85%	7.76%	10.74%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.92%	-1.92%	5.97%	9.53%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after May 24, 2021.	0.57%	-12.06%	8.51%	11.69%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%	-7.71%	5.35%	8.13%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.12%	-16.04%	6.74%	10.60%
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.89%	-12.80%	1.01%	3.65%
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	-35.98%	8.23%	10.86%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.84%	-5.06%	0.92%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.92%[2]	-14.92%	4.04%	5.84%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.94%[2]	-15.96%	4.12%	6.39%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.85%[2]	-6.97%	0.34%	0.49%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.89%[2]	-2.53%	5.57%	6.99%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class	1.12%	N/A	N/A	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class[3]	1.04%[2]	-11.66%	1.78%	2.93%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class[3] This fund is not available in contracts issued on or after May 24, 2021.	0.96%[2]	-11.43%	2.61%	5.13%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class	0.87%[2]	-13.64%	0.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.01%	-11.38%	-1.47%	1.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.74%	-14.12%	7.84%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.86%[2]	-14.90%	6.46%	8.38%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	-19.74%	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.00%[2]	-18.88%	0.80%	3.48%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class (formerly JPMorgan Insurance Trust Core Bond Portfolio)	0.76%	-12.74%	-0.11%	0.83%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.98%	N/A	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.01%[2]	-9.39%	3.88%	6.44%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	1.01%	-19.56%	3.79%	9.29%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.92%	-18.89%	9.97%	12.93%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class	1.12%	-26.00%	N/A	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1.14%[2]	-18.22%	3.48%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-21.39%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class This fund will not be available in contracts issued on or after May 24, 2021.	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	0.62%[2]	-14.53%	1.24%	4.06%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid- sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class	0.60%[2]	-13.61%	6.07%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class	0.70%[2]	-32.89%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 24, 2021.	1.05%[2]	-21.76%	N/A	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class	0.77%	-16.62%	-0.67%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Service Class	1.15%[2]	-23.75%	2.77%	7.56%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.13%[2]	-8.32%	3.94%	6.24%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class	1.64%[2]	-11.87%	3.12%	3.15%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	-15.99%	5.82%	7.86%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	1.01%	-4.67%	11.38%	13.07%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.86%	-13.81%	-0.51%	1.16%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB This fund will be available on or about May 22, 2023. Consult your financial professional.	1.07%[2]	-34.03%	5.71%	9.53%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB This fund will be available on or about May 22, 2023. Consult your financial professional.	0.91%	-22.91%	10.48%	13.48%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.19%[2]	-7.75%	-2.08%	1.36%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.87%[2]	-5.13%	-2.41%	-0.89%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Class S Shares	1.33%	8.12%	4.01%	0.11%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.95%[2]	-9.52%	0.93%	2.31%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Investor Advantage Advisory | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.
Lincoln Investor Advantage Advisory | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Lincoln Investor Advantage Advisory | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect the Earnings Optimizer Death Benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
Lincoln Investor Advantage Advisory | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits, which can limit the Contract’s upside participation in the markets. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Lincoln Investor Advantage Advisory | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract.
Lincoln Investor Advantage Advisory | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Lincoln Investor Advantage Advisory | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $5 million or more. This amount includes total Purchase Payments for all versions of Lincoln Investor Advantage® contracts for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect the Earnings Optimizer Death Benefit, further restrictions apply to additional Purchase Payment. See The Contracts – Purchase Payments for complete details.
Lincoln Investor Advantage Advisory | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals.
Lincoln Investor Advantage Advisory | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.
Lincoln Investor Advantage Advisory | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Lincoln Investor Advantage Advisory | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Lincoln Investor Advantage Advisory | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Lincoln Investor Advantage Advisory | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Lincoln Investor Advantage Advisory | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.•The benefits of tax deferral and long-term income also mean the Contract is more beneficial to investors with a long-term investment horizon.
Lincoln Investor Advantage Advisory | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the fixed account option) has its own unique risks.•You should review the investment options before making an investment decision.
Lincoln Investor Advantage Advisory | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Lincoln Investor Advantage Advisory | ABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class B
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Lincoln Investor Advantage Advisory | ALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Name [Text Block]	ALPS Global Opportunity Portfolio - Class III
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Lincoln Investor Advantage Advisory | ALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure Portfolio - Class III
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Lincoln Investor Advantage Advisory | AmericanCenturyVPBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class II
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Lincoln Investor Advantage Advisory | AmericanCenturyVPLargeCompanyValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	American Century VP Large Company Value Fund - Class II
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(0.46%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Lincoln Investor Advantage Advisory | AmericanFundsAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund - Class 4
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Lincoln Investor Advantage Advisory | AmericanFundsCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class 4
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Lincoln Investor Advantage Advisory | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 4
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Lincoln Investor Advantage Advisory | AmericanFundsGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 4
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Lincoln Investor Advantage Advisory | AmericanFundsGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Lincoln Investor Advantage Advisory | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Lincoln Investor Advantage Advisory | AmericanFundsInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds International Fund - Class 4
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Lincoln Investor Advantage Advisory | AmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide current income and preservation of capital.
Portfolio Company Name [Text Block]	American Funds Mortgage Fund - Class 4
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Lincoln Investor Advantage Advisory | AmericanFundsNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class 4
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Lincoln Investor Advantage Advisory | AmericanFundsWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class 4
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Lincoln Investor Advantage Advisory | ClearBridgeVariableAggressiveGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.59%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Lincoln Investor Advantage Advisory | ClearBridgeVariableLargeCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(32.42%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Lincoln Investor Advantage Advisory | ClearBridgeVariableMidCapPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(25.50%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Lincoln Investor Advantage Advisory | ColumbiaVPCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Columbia VP Commodity Strategy Fund - Class 2
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Lincoln Investor Advantage Advisory | ColumbiaVPEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets Bond Fund - Class 2
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
Lincoln Investor Advantage Advisory | ColumbiaVPStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia VP Strategic Income Fund - Class 2
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Lincoln Investor Advantage Advisory | DelawareIvyVIPAssetStrategyPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy Portfolio - Class II
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Lincoln Investor Advantage Advisory | DelawareIvyVIPEnergyPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Energy Portfolio - Class II
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.42%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Lincoln Investor Advantage Advisory | DelawareIvyVIPHighIncomePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income Portfolio - Class II
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.12%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Lincoln Investor Advantage Advisory | DelawareIvyVIPMidCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Lincoln Investor Advantage Advisory | DelawareIvyVIPScienceandTechnologyPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology Portfolio - Class II
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Lincoln Investor Advantage Advisory | DelawareIvyVIPSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Small Cap Growth Portfolio - Class II
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(26.83%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Lincoln Investor Advantage Advisory | DelawareVIPEmergingMarketsSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Emerging Markets Series - Service Class
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(27.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
Lincoln Investor Advantage Advisory | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Service Class
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Lincoln Investor Advantage Advisory | DWSAlternativeAssetAllocationVIPPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class B
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Lincoln Investor Advantage Advisory | EatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a high level of current income.
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Lincoln Investor Advantage Advisory | FidelityVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Lincoln Investor Advantage Advisory | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Lincoln Investor Advantage Advisory | FidelityVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Lincoln Investor Advantage Advisory | FidelityVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Lincoln Investor Advantage Advisory | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Lincoln Investor Advantage Advisory | FidelityVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income, and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio - Service Class 2
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Lincoln Investor Advantage Advisory | firsttrustcapitalstrengthhedgedequityportfolioclassiMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Lincoln Investor Advantage Advisory | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return. A fund of funds.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio – Class I
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Lincoln Investor Advantage Advisory | FirstTrustDorseyWrightTacticalCorePortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio – Class I
Current Expenses [Percent]	1.20%
Lincoln Investor Advantage Advisory | firsttrustgrowthstrengthportfolioclassiMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Growth Strength Portfolio – Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Lincoln Investor Advantage Advisory | FirstTrustInternationalDevelopedCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize current income, with a secondary objective of capital appreciation.
Portfolio Company Name [Text Block]	First Trust International Developed Capital Strength Portfolio – Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(7.52%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Lincoln Investor Advantage Advisory | FirstTrustMultiIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust Multi Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(12.20%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Lincoln Investor Advantage Advisory | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with income as a secondary objective.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Lincoln Investor Advantage Advisory | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund - Class 4
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Lincoln Investor Advantage Advisory | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Balance of growth of capital and income. A fund of funds.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	3.31%
Lincoln Investor Advantage Advisory | FranklinMultiAssetVariableConservativeGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth - Class II
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Lincoln Investor Advantage Advisory | FranklinMutualSharesVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 4
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Lincoln Investor Advantage Advisory | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.11%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Lincoln Investor Advantage Advisory | FranklinSmallCapValueVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 4
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(33.76%)
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Lincoln Investor Advantage Advisory | FranklinSmallMidCapGrowthVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 4
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Lincoln Investor Advantage Advisory | GuggenheimVTLongShortEquityMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation with less risk than traditional equity funds.
Portfolio Company Name [Text Block]	Guggenheim VT Long Short Equity
Portfolio Company Adviser [Text Block]	advised by Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Lincoln Investor Advantage Advisory | GuggenheimVTMultiHedgeStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	advised by Security Investors, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(15.71%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Lincoln Investor Advantage Advisory | HartfordCapitalAppreciationHLSFundClassICMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
Lincoln Investor Advantage Advisory | InvescoOppenheimerVIInternationalGrowthFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek total return .
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Lincoln Investor Advantage Advisory | InvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and income.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Lincoln Investor Advantage Advisory | InvescoVIComstockFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide reasonable current income and long-term growth of income and capital.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series II Shares
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.92%)
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Lincoln Investor Advantage Advisory | InvescoVIDiversifiedDividendFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund - Series II Shares
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.69%
Lincoln Investor Advantage Advisory | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Lincoln Investor Advantage Advisory | InvescoVIEquityandIncomeFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund - Series II Shares
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Lincoln Investor Advantage Advisory | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Lincoln Investor Advantage Advisory | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®- Series II Shares
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Lincoln Investor Advantage Advisory | LordAbbettSeriesFundBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Lincoln Investor Advantage Advisory | LordAbbettSeriesFundDevelopingGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek high level of income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
Lincoln Investor Advantage Advisory | LordAbbettSeriesFundShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.92%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Lincoln Investor Advantage Advisory | LVIPAmericanBalancedAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Service Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.96%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Lincoln Investor Advantage Advisory | LVIPAmericanGrowthAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income, consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Growth Allocation Fund - Service Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(6.97%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	0.49%
Lincoln Investor Advantage Advisory | LVIPAmericanPreservationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP American Preservation Fund - Service Class
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Lincoln Investor Advantage Advisory | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(2.53%)
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	6.99%
Lincoln Investor Advantage Advisory | LVIPBlackRockDividendValueManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Lincoln Investor Advantage Advisory | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Lincoln Investor Advantage Advisory | LVIPBlackRockInflationProtectedBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Lincoln Investor Advantage Advisory | LVIPBlackRockRealEstateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Current Expenses [Percent]	1.12%
Lincoln Investor Advantage Advisory | LVIPChanningSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Lincoln Investor Advantage Advisory | LVIPConservativeStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Service Class
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.95%
Lincoln Investor Advantage Advisory | LVIPDelawareBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Service Class
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Lincoln Investor Advantage Advisory | LVIPDelawareDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(11.66%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Lincoln Investor Advantage Advisory | LVIPDelawareDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Service Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(4.40%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Lincoln Investor Advantage Advisory | LVIPDelawareHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware High Yield Fund - Service Class
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(9.19%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Lincoln Investor Advantage Advisory | LVIPDelawareLimitedTermDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Limited-Term Diversified Income Fund - Service Class
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(13.99%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Lincoln Investor Advantage Advisory | LVIPDelawareMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Service Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Lincoln Investor Advantage Advisory | LVIPDelawareSMIDCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Service Class
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(27.88%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	11.16%
Lincoln Investor Advantage Advisory | LVIPDelawareSocialAwarenessFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Service Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(25.53%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Lincoln Investor Advantage Advisory | LVIPDelawareUSGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. Growth Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.56%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Investor Advantage Advisory | LVIPDelawareUSREITFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Service Class
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.43%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Lincoln Investor Advantage Advisory | LVIPDelawareValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Service Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.64%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Lincoln Investor Advantage Advisory | LVIPDelawareWealthBuilderFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Delaware Wealth Builder Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.38%)
Average Annual Total Returns, 5 Years [Percent]	(1.47%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
Lincoln Investor Advantage Advisory | LVIPDimensionalInternationalCoreEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Service Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Lincoln Investor Advantage Advisory | LVIPDimensionalInternationalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Lincoln Investor Advantage Advisory | LVIPDimensionalUSCoreEquity1FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Lincoln Investor Advantage Advisory | LVIPDimensionalUSCoreEquity2FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.28%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Lincoln Investor Advantage Advisory | LVIPDimensionalUSEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.71%)
Average Annual Total Returns, 10 Years [Percent]	0.09%
Lincoln Investor Advantage Advisory | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(7.24%)
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	4.26%
Lincoln Investor Advantage Advisory | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Lincoln Investor Advantage Advisory | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Lincoln Investor Advantage Advisory | LVIPFranklinTempletonMultiFactorLargeCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.74%)
Lincoln Investor Advantage Advisory | LVIPFranklinMultiFactorSMIDCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.88%)
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Lincoln Investor Advantage Advisory | LVIPGlobalAggressiveGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	3.30%
Lincoln Investor Advantage Advisory | LVIPGlobalGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	0.43%
Lincoln Investor Advantage Advisory | LVIPGlobalModerateAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.83%
Lincoln Investor Advantage Advisory | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.46%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Lincoln Investor Advantage Advisory | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with the secondary goal of achieving current income by investing in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Current Expenses [Percent]	0.98%
Lincoln Investor Advantage Advisory | LVIPJPMorganHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Service Class
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Lincoln Investor Advantage Advisory | LVIPJPMorganMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(9.39%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Lincoln Investor Advantage Advisory | LVIPJPMorganRetirementIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth over the long term.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(19.56%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	9.29%
Lincoln Investor Advantage Advisory | LVIPJPMorganSelectMidCapValueManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.89%)
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Lincoln Investor Advantage Advisory | LVIPJPMorganSmallCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Service Class
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(26.00%)
Lincoln Investor Advantage Advisory | LVIPJPMorganUSEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.21%
Lincoln Investor Advantage Advisory | LVIPLoomisSaylesGlobalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Loomis Sayles Global Growth Fund - Service Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(6.31%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Lincoln Investor Advantage Advisory | LVIPMFSInternationalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.34%)
Average Annual Total Returns, 5 Years [Percent]	(1.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.67%)
Lincoln Investor Advantage Advisory | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	3.34%
Lincoln Investor Advantage Advisory | LVIPModerateStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(18.22%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Lincoln Investor Advantage Advisory | LVIPModeratelyAggressiveStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Service Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.12%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Lincoln Investor Advantage Advisory | LVIPMondrianGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
Lincoln Investor Advantage Advisory | LVIPMondrianInternationalValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(14.96%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Lincoln Investor Advantage Advisory | LVIPMultiManagerGlobalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Name [Text Block]	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(21.39%)
Lincoln Investor Advantage Advisory | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.54%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	3.31%
Lincoln Investor Advantage Advisory | LVIPSSGABondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Service Class
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Lincoln Investor Advantage Advisory | LVIPSSGAConservativeIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Service Class
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.61%)
Average Annual Total Returns, 5 Years [Percent]	6.07%
Lincoln Investor Advantage Advisory | LVIPSSGAEmergingMarketsEquityIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.97%
Lincoln Investor Advantage Advisory | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Lincoln Investor Advantage Advisory | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(32.89%)
Lincoln Investor Advantage Advisory | LVIPSSGAMidCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Service Class
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(18.51%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Lincoln Investor Advantage Advisory | LVIPSSGAModerateIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(3.69%)
Lincoln Investor Advantage Advisory | LVIPSSGAModeratelyAggressiveIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000®Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(20.98%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Lincoln Investor Advantage Advisory | LVIPSSGANasdaq100IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Nasdaq-100 Index Fund - Service Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Lincoln Investor Advantage Advisory | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Lincoln Investor Advantage Advisory | LVIPSSGAShortTermBondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Service Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.36%
Lincoln Investor Advantage Advisory | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(40.87%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Lincoln Investor Advantage Advisory | LVIPTRowePriceGrowthStockFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Growth Stock Fund - Service Class
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(24.71%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	11.72%
Lincoln Investor Advantage Advisory | LVIPTRowePriceStructuredMidCapGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(21.76%)
Lincoln Investor Advantage Advisory | LVIPUSAggressiveGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(13.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.86%)
Average Annual Total Returns, 10 Years [Percent]	0.15%
Lincoln Investor Advantage Advisory | LVIPVanguardBondAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Service Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(18.95%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	11.27%
Lincoln Investor Advantage Advisory | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Lincoln Investor Advantage Advisory | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(33.49%)
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	13.41%
Lincoln Investor Advantage Advisory | LVIPWellingtonCapitalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Lincoln Investor Advantage Advisory | LVIPWellingtonSMIDCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.67%)
Lincoln Investor Advantage Advisory | LVIPWesternAssetCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Western Asset Core Bond Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Lincoln Investor Advantage Advisory | MFSVITGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Lincoln Investor Advantage Advisory | MFSVITIIInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio - Service Class
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Lincoln Investor Advantage Advisory | MFSVITTotalReturnSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Lincoln Investor Advantage Advisory | MFSVITUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek both capital appreciation and current income.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.32%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Lincoln Investor Advantage Advisory | MorganStanleyVIFGlobalInfrastructurePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Infrastructure Portfolio - Class II
Current Expenses [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Lincoln Investor Advantage Advisory | PIMCOVITAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	5.82%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Lincoln Investor Advantage Advisory | PutnamVTGeorgePutnamBalancedFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IB
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.67%)
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	13.07%
Lincoln Investor Advantage Advisory | PutnamVTGlobalHealthCareFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	High current income consistent with what the manager believes to be prudent risk.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IB
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
Lincoln Investor Advantage Advisory | PutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Income Fund - Class IB
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Lincoln Investor Advantage Advisory | PutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(34.03%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Lincoln Investor Advantage Advisory | PutnamVTSustainableFutureFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IB
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Lincoln Investor Advantage Advisory | PutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IB
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(7.75%)
Average Annual Total Returns, 5 Years [Percent]	(2.08%)
Average Annual Total Returns, 10 Years [Percent]	1.36%
Lincoln Investor Advantage Advisory | TempletonForeignVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 4
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(5.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.41%)
Average Annual Total Returns, 10 Years [Percent]	(0.89%)
Lincoln Investor Advantage Advisory | TempletonGlobalBondVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in global resource securities.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 4
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.11%
Lincoln Investor Advantage Advisory | VanEckVIPGlobalResourcesFundClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund - Class S Shares
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(9.52%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Lincoln Investor Advantage Advisory | LVIPFranklinTempletonGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Lincoln Investor Advantage Advisory | VirtusNewfleetMultiSectorIntermediateBondSeriesClassASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Lincoln Investor Advantage Advisory | ValueDeathBenefitMember
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	The product charge is comprised of a mortality and expense risk charge of 0.10% and an administrative charge of 0.00% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.10%.
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	The product charge is comprised of a mortality and expense risk charge of 0.10% and an administrative charge of 0.00% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.10%.
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Operation of Benefit [Text Block]	All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect. Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The Death Benefit paid equals $12,000.
Lincoln Investor Advantage Advisory | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.•Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Lincoln Investor Advantage Advisory | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Name of Benefit [Text Block]	Portfolio Rebalancing
Lincoln Investor Advantage Advisory | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE®Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Lincoln Investor Advantage Advisory | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•May not be available in all states.•You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider guarantees. •The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Operation of Benefit [Text Block]	Advisory Fee Withdrawals You may elect to take withdrawals from your Contract to pay the advisory fees associated with your Fee-Based Financial Plan (Advisory Fee Withdrawals). This Advisory Fee Withdrawal treatment may not be available in states. You may take Advisory Fee Withdrawals of up to 1.25% annually without negatively impacting your rider. Advisory Fee Withdrawals may not be available in all states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees, so please check with your financial professional. Cumulative annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your rider. We reserve the right to increase or decrease this percentage at any time. For cumulative annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under your rider. Your Contract Value will be reduced by the amount of each Advisory Fee Withdrawal. The impact of Advisory Fee Withdrawals on the i4LIFE® Advantage is explained below.
Lincoln Investor Advantage Advisory | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Lincoln Investor Advantage Advisory | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides:•Variable periodic Regular Income Payments for life.•The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce or terminate the benefit.•Restrictions apply to the length of the Access Period.•Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge. i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals (except for Advisory Fee Withdrawals that are within the Advisory Fee Withdrawal percentage), i4LIFE® Advantage will end and your Contract will terminate. When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate (except an AWS service designated specifically for the purpose of Advisory Fee Withdrawals). See The Contracts – Transfers on or Before the Annuity Commencement Date. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract. Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option is elected by sending a written request to our Home Office. i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage must be elected by age 80 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. When you elect i4LIFE® Advantage, you will receive a Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. An additional charge for i4LIFE® Advantage will apply. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit. Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals, including Advisory Fee Withdrawals, or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage with the Earnings Optimizer Death Benefit	Longer of 20 years or the difference between your current age and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments: •the date you will receive the initial Regular Income Payment;•the frequency of the payments (monthly, quarterly, semi-annually or annually);•the frequency the payment is recalculated;•the assumed investment return (AIR); and•the date the Access Period ends and the Lifetime Income Period begins.If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Once Regular Income Payments begin, they will continue until the death of the Annuitant or Secondary Life, if applicable. AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your financial professional for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: •the age and sex of the Annuitant and Secondary Life, if applicable;•the length of the Access Period selected;•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table specified in your Contract.The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually). The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. Advisory Fee Withdrawals less than 1.25% of your Account Value will not trigger a recalculation of your Regular Income Payments. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: •the age and sex of the Annuitant and Secondary Life (if living);•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table specified in your Contract.The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Death Benefit When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value). i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. Earnings Optimizer Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Earnings Optimizer Death Benefit in the Death Benefit section of this prospectus. All other provisions of this section will apply to Earnings Optimizer Death Benefit with i4LIFE® Advantage. General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or any other proof of death satisfactory to us; and2.written authorization for payment; and3.all required claim forms, fully completed (including selection of a settlement option).Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Withdrawals. You may request a withdrawal at any time during the Access Period. Any withdrawal will reduce your Account Value. All withdrawals except Advisory Fee Withdrawals less than 1.25% of your Account Value will trigger a recalculation of Regular Income Payments. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the base contract expense for the Account Value Death Benefit will resume. If you have elected Earnings Optimizer Death Benefit, that charge will remain. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Lincoln Investor Advantage Advisory | EarningsOptimizerDeathBenefitAgeatIssue169Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.
Name of Benefit [Text Block]	Earnings Optimizer Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the current Contract Value we approve the claim equal to the Enhancement Rate multiplied by the lesser of the contract earnings or earnings limit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply.•Withdrawals could significantly reduce the benefit.•Poor investment performance could significantly reduce and limit potential increases to the contract earnings.
Name of Benefit [Text Block]	Earnings Optimizer Death Benefit
Operation of Benefit [Text Block]	Earnings Optimizer Death Benefit. The amount of the Death Benefit payable under this rider is the greatest of the following amounts: •the current Contract Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments decreased by all withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis; or•the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate multiplied by the lesser of:•the contract earnings; or•the earnings limit.Note: If there are no contract earnings, the Enhancement Rate will not apply to Death Benefit amounts. However, there will always be at least a Contract Value death benefit. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more that the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any. Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments or highest Contract Value. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For Annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantees. Advisory Fee Withdrawals may not impact benefits and values under a Death Benefit if your Contract was issued on or after May 22, 2017, and if certain criteria are met. The Enhancement Rate is 40% for all Contractowners. Contract earnings equal: •the current Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus•the sum of all Purchase Payments, decreased by withdrawals as of the date of death (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage and Advisory Fee Withdrawals up to 1.25% of your Account Value reduce the sum of all Purchase Payments on a dollar for dollar basis (such result will never be less than zero).The earnings limit equals 200% (as of the date of death) of: •the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage and Advisory Fee Withdrawals up to 1.25% of your Account Value do not reduce the sum of all Purchase Payments.•The following example shows how the death benefit amount is calculated under the Earnings Optimizer Death Benefit. It assumes an initial deposit of $10,000 and an Enhancement rate of 40%:
Contract Value on Valuation Date the death claim is approved	$12,500
Contract Value on the date of death	$12,000
Contract earnings	$2,000
Covered earnings limit	$20,000
The enhancement rate is multiplied by the lesser of the contract earnings amount ($2,000) or the covered earnings limit amount ($20,000)	$800 (40% x $2,000)
Total Death Benefit amount	$13,300 ($12,500 + $800)
Availability. The Earnings Optimizer Death Benefit may not be available in all states. Please check with your financial professional regarding availability. The Earnings Optimizer Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the Contract is purchased. If elected, the rider will be effective on the Contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election. If you elect the Earnings Optimizer Death Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. See The Contracts – Investment Requirements. The Earnings Optimizer Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date;2.on the date the Lifetime Income Period begins under i4LIFE® Advantage;3.upon payment of a Death Benefit under the Earnings Optimizer Death Benefit; or4.at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the Contract as the new Contractowner without taking the increase in Contract Value, as described below.If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Earnings Optimizer Death Benefit rider and charge will terminate, and the spouse will have the Contract Value Death Benefit. Alternatively, if the surviving spouse elected to continue the Contract as the new Contractowner without taking the increase in Contract Value described above, the spouse may continue the Earnings Optimizer Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply.
Lincoln Investor Advantage Advisory | EarningsOptimizerDeathBenefitAgeatIssue7075Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Lincoln Investor Advantage Advisory | i4LIFEAdvantagewiththeEarningsOptimizerDeathBenefitMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,680
Surrender Expense, 3 Years, Maximum [Dollars]	25,248
Surrender Expense, 5 Years, Maximum [Dollars]	40,796
Surrender Expense, 10 Years, Maximum [Dollars]	75,478
Annuitized Expense, 1 Year, Maximum [Dollars]	8,680
Annuitized Expense, 3 Years, Maximum [Dollars]	25,248
Annuitized Expense, 5 Years, Maximum [Dollars]	40,796
Annuitized Expense, 10 Years, Maximum [Dollars]	75,478
No Surrender Expense, 1 Year, Maximum [Dollars]	8,680
No Surrender Expense, 3 Years, Maximum [Dollars]	25,248
No Surrender Expense, 5 Years, Maximum [Dollars]	40,796
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 75,478
Lincoln Investor Advantage Advisory | GuaranteedBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Investor Advantage Advisory | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(s) unless Earnings Optimizer Death Benefit is in effect as described above. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract.
Lincoln Investor Advantage Advisory | AccountContractDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and2.written authorization for payment; and3.all required claim forms, fully completed (including selection of a settlement option).Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: •if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or•if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Death Benefit is not distributed within five years of the Contractowner’s date of death, for any reason, including the claim was not presented in Good Order, then the Company will pay the proceeds to the Beneficiary. If the Contract is a qualified contract or IRA, then according to the IRC, the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. If the Contract is not distributed within the ten-year deadline, for any reason, including that the claim was not presented in Good Order, the balance is treated as a required minimum distribution under the Internal Revenue Code and subject to a 50% tax. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Investor Advantage Advisory | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.**Death of Annuitant is treated like death of the Contractowner.A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.